BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reserves For Doubtful Collection of Long-term Receivables (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2015 USD ($)
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	$ 27,629
Additions: Charges to bad debt expense	4,230
Deductions: Adjustments	(789)
Balance, end of period	31,070
Affiliates
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	26,833
Additions: Charges to bad debt expense	4,195
Deductions: Adjustments	0
Balance, end of period	31,028
Others
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	796
Additions: Charges to bad debt expense	35
Deductions: Adjustments	(789)
Balance, end of period	$ 42